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Stradley, Ronon, Stevens & Young, LLP

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Philadelphia, PA 19103

(215) 564-8048

1933 Act Rule 497(e)

1933 Act File No. 33-33980

1940 Act File No. 811-06067

August 8, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Dimensional Investment Group Inc. (the “Registrant”)
SEC File Nos. 33-33980 and 811-06067
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus supplement filed on July 26, 2013 pursuant to Rule 497(e) under the 1933 Act (Accession Number: 0001137439-13-000263), relating to the U.S. Large Company Portfolio, a series of the Registrant.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell